Discontinued Operations - Summary of Selected Financial Data of Businesses Which Are Classified As Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Benefit for taxes on earnings	$ 0.1	$ (0.3)	$ (1.0)
Net earnings (loss) from discontinued operations	0.1	(0.4)	(0.5)
Jackson
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	0.0	0.0	2.5
Pretax earnings (loss) from discontinued operations	0.0	0.0	0.1
Benefit for taxes on earnings	0.0	0.0	(0.4)
Net earnings (loss) from discontinued operations	0.0	0.0	0.5
Business Disposed Prior to 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	0.0	0.0	0.0
Pretax earnings (loss) from discontinued operations	0.2	(0.7)	(1.6)
Benefit for taxes on earnings	0.1	(0.3)	(0.6)
Net earnings (loss) from discontinued operations	$ 0.1	$ (0.4)	$ (1.0)